UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2008


                        USAA GROWTH & TAX STRATEGY FUND


[LOGO OF USAA]
  USAA(R)

                       USAA GROWTH and TAX STRATEGY Fund


                      1ST QUARTER Portfolio of Investments


                                August 31, 2008



                                                                      (Form N-Q)

48046-1008                                   (C)2008, USAA. All rights reserved.

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                          MARKET
  AMOUNT                                                  COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               TAX-EXEMPT SECURITIES (53.7%)

               TAX-EXEMPT BONDS (50.9%)

               ARIZONA (1.2%)

$  2,250       Univ. Medical Center Corp.                   5.00%         7/01/2035         $       1,990
                                                                                          ---------------
               ARKANSAS (1.5%)

   2,500       Conway Health Facilities Board               6.40          8/01/2029                 2,558
                                                                                          ---------------
               CALIFORNIA (0.6%)

   4,435       West Contra Costa USD (INS)                  5.05 (a)      8/01/2034                   991
                                                                                          ---------------
               COLORADO (0.3%)

     500       Univ. of Colorado Hospital Auth.             5.00         11/15/2037                   442
                                                                                          ---------------
               CONNECTICUT (3.2%)

   6,000       Mashantucket (Western) Pequot Tribe (b)      5.75          9/01/2027                 5,366
                                                                                          ---------------
               FLORIDA (1.8%)

   3,000       Orlando (INS)                                5.13         11/01/2027                 3,036
                                                                                          ---------------
               GEORGIA (2.8%)

   4,500       Atlanta Airport (INS)(PRE)(c)                5.60          1/01/2030                 4,743
                                                                                          ---------------
               HAWAII (0.6%)

   1,000       State (INS)                                  5.25          9/01/2019                 1,067
                                                                                          ---------------
               ILLINOIS (1.7%)

   3,000       Municipal Electric Agency (INS)              5.00          2/01/2035                 2,885
                                                                                          ---------------
               INDIANA (3.2%)

   1,250       Finance Auth. (d)                            5.38         11/01/2032                 1,226
     550       Health and Educational Facility Financing
                    Auth.                                   5.25          2/15/2036                   523
   1,000       Health and Educational Facility Financing
                    Auth.                                   5.00          2/15/2039                   903
   3,000       Rockport (INS)                               4.63          6/01/2025                 2,783
                                                                                          ---------------
                                                                                                    5,435
                                                                                          ---------------
               KENTUCKY (0.6%)

   1,000       Economic Development Finance Auth.
                    (INS)(d)                                6.00         12/01/2033                 1,021
                                                                                          ---------------
               LOUISIANA (1.1%)

   1,075       Local Government Environmental Facilities
                    and Community Development Auth.
                    (INS)                                   6.55          9/01/2025                 1,032

2

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
  AMOUNT                                                  COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$  1,000       Parish of St. John the Baptist               5.13%         6/01/2037         $         864
                                                                                          ---------------
                                                                                                    1,896
                                                                                          ---------------
               MAINE (0.4%)

     595       Health and Higher Educational Facilities
                     Auth. (INS)                            5.75          7/01/2030                   625
                                                                                          ---------------
               MICHIGAN (6.3%)

   3,500       Detroit Sewage Disposal (INS)(PRE)(c)        5.75          7/01/2026                 3,709
   3,000       Hospital Finance Auth. (INS)                 5.00         11/15/2026                 2,985
   4,000       Hospital Finance Auth.                       6.25         10/01/2027                 4,001
                                                                                          ---------------
                                                                                                   10,695
                                                                                          ---------------
               MISSOURI (0.8%)

   1,500       Health and Educational Facility Financing
                     Auth.                                  5.38          2/01/2035                 1,376
                                                                                          ---------------
               NEW JERSEY (1.7%)

   2,000       EDA                                          5.00          9/01/2033                 2,006
   1,000       Middlesex County Improvement Auth.           5.00          8/15/2023                   962
                                                                                          ---------------
                                                                                                    2,968
                                                                                          ---------------
               NEW MEXICO (0.5%)

   1,000       Farmington                                   4.88          4/01/2033                   804
                                                                                          ---------------

               NEW YORK (7.4%)

   1,000       Dormitory Auth. (INS)                        4.70          2/15/2035                   929
   1,000       Environmental Facilities Corp.               5.00          6/15/2025                 1,034
   3,000       MTA                                          5.00         11/15/2030                 2,980
     295       New York City                                6.00          5/15/2020                   312
   2,000       New York City                                5.25          8/15/2023                 2,116
   1,500       New York City Housing Development Corp.
                     (INS)                                  5.00          7/01/2025                 1,506
   1,500       New York City Municipal Water Finance
                     Auth.                                  5.00          6/15/2037                 1,517
   8,455       Oneida County IDA (INS)                      4.65 (a)      7/01/2035                 2,094
                                                                                          ---------------
                                                                                                   12,488
                                                                                          ---------------
               NORTH CAROLINA (0.6%)

   1,000       Charlotte-Mecklenberg Hospital Auth.
                     (PRE)                                  4.88          1/15/2032                 1,083
                                                                                          ---------------

               RHODE ISLAND (0.1%)

     205       Housing and Mortgage Finance Corp.           6.85         10/01/2024                   205
                                                                                          ---------------
               TENNESSEE (0.2%)

   2,000       Knox County Health, Educational and
                     Housing Facilities Board               5.01 (a)      1/01/2035                   375
                                                                                          ---------------
               TEXAS (12.1%)

   3,000       El Paso (INS)                                4.75          8/15/2033                 2,919

                                                                               3

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                  COUPON                             MARKET VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

$  2,000       Hidalgo County Health Services Corp.         5.00%         8/15/2026         $       1,810
   4,000       Houston Utility Systems (INS)                5.13          5/15/2028                 4,057
   5,675       Lewisville (INS)                             5.80          9/01/2025                 5,191
   1,500       Manor ISD (NBGA)                             5.00          8/01/2037                 1,504
   2,000       Pflugerville (INS)                           5.00          8/01/2028                 1,995
   1,500       Public Finance Auth. (INS)                   5.00          2/15/2036                 1,203
   1,000       San Leanna Education Facilities Corp.        4.75          6/01/2032                   888
   1,000       Transportation Commission                    4.50          4/01/2033                   948
                                                                                          ---------------
                                                                                                   20,515
                                                                                          ---------------

               WASHINGTON (1.4%)

   1,500       Economic Development Finance Auth. (INS)     5.00          6/01/2038                 1,471
   1,000       Vancouver Downtown Redevelopment Auth.
                     (INS)                                  5.00          1/01/2023                   876
                                                                                          ---------------
                                                                                                    2,347
                                                                                          ---------------

               WEST VIRGINIA (0.8%)

   1,500       Pleasants County                             5.25         10/15/2037                 1,409
                                                                                          ---------------
               Total Tax-Exempt Bonds (cost: $88,656)                                              86,320
                                                                                          ---------------

               TAX-EXEMPT MONEY MARKET INSTRUMENTS (2.8%)

               VARIABLE-RATE DEMAND NOTES (2.7%)

               FLORIDA (2.7%)

   4,500       Dade County IDA                              2.29          4/01/2020                 4,500
                                                                                          ---------------
                                                                                                    4,500
                                                                                          ---------------

                                                                                                   MARKET
NUMBER OF                                                  COUPON                                   VALUE
   SHARES      SECURITY                                      RATE           MATURITY                (000)
---------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.1%)

 193,061       SSgA Tax Free Money Market Fund, 1.41% (e)                                             193
                                                                                          ---------------
               Total Tax-Exempt Money Market Instruments (cost: $4,693)                             4,693
                                                                                          ---------------
               Total Tax-exempt
               Securities
               (cost: $93,349)                                                                     91,013
                                                                                          ---------------


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               BLUE CHIP STOCKS (46.9%)

               CONSUMER DISCRETIONARY (4.0%)
               -----------------------------

               ADVERTISING (0.1%)

   4,080       Interpublic Group of Companies, Inc. *                                                  39

4

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
   1,470       Omnicom Group, Inc.                                                          $          62
                                                                                          ---------------
                                                                                                      101
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)

   2,430       Coach, Inc. *                                                                           70
     740       Jones Apparel Group, Inc.                                                               15
     510       Polo Ralph Lauren Corp.                                                                 39
     800       VF Corp.                                                                                63
                                                                                          ---------------
                                                                                                      187
                                                                                          ---------------
               APPAREL RETAIL (0.1%)

   3,190       Gap, Inc.                                                                               62
   2,700       Limited Brands, Inc.                                                                    56
   3,010       TJX Companies, Inc.                                                                    109
                                                                                          ---------------
                                                                                                      227
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)

   3,000       Johnson Controls, Inc.                                                                  93
     500       WABCO Holdings, Inc.                                                                    22
                                                                                          ---------------
                                                                                                      115
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)

  16,011       Ford Motor Co. *                                                                        72
   2,740       General Motors Corp.                                                                    27
                                                                                          ---------------
                                                                                                       99
                                                                                          ---------------

               AUTOMOTIVE RETAIL (0.0%)

     540       AutoZone, Inc. *                                                                        74
                                                                                          ---------------

               BROADCASTING (0.4%)

   3,890       CBS Corp. "B"                                                                           63
  21,002       Comcast Corp. "A"                                                                      445
   3,020       DIRECTV Group, Inc. *                                                                   85
     780       Scripps Networks Interactive "A"                                                        32
                                                                                          ---------------
                                                                                                      625
                                                                                          ---------------
               CASINOS & GAMING (0.0%)

   1,520       International Game Technology                                                           33
                                                                                          ---------------

               CATALOG RETAIL (0.0%)

     320       HSN, Inc. *                                                                              5
                                                                                          ---------------

               COMPUTER & ELECTRONICS RETAIL (0.1%)

   1,900       Best Buy Co., Inc.                                                                      85
     920       Gamestop Corp. "A" *                                                                    40
   1,190       RadioShack Corp.                                                                        23
                                                                                          ---------------
                                                                                                      148
                                                                                          ---------------

               DEPARTMENT STORES (0.2%)

   1,850       J.C. Penney Co., Inc.                                                                   72
   2,740       Kohl's Corp. *                                                                         135
   2,590       Macy's, Inc.                                                                            54
   1,240       Nordstrom, Inc.                                                                         39
     580       Sears Holdings Corp. *                                                                  53
                                                                                          ---------------
                                                                                                      353
                                                                                          ---------------

                                                                               5

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               EDUCATION SERVICES (0.0%)

   1,210       Apollo Group, Inc. "A" *                                                     $          77
                                                                                          ---------------
               FOOTWEAR (0.1%)

   3,310       NIKE, Inc. "B"                                                                         201
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.2%)

     790       Big Lots, Inc. *                                                                        23
   1,230       Family Dollar Stores, Inc.                                                              31
   5,530       Target Corp.                                                                           293
                                                                                          ---------------
                                                                                                      347
                                                                                          ---------------

               HOME FURNISHINGS (0.0%)

   1,460       Leggett & Platt, Inc.                                                                   33
                                                                                          ---------------

               HOME IMPROVEMENT RETAIL (0.4%)

  12,470       Home Depot, Inc.                                                                       338
  10,370       Lowe's Companies, Inc.                                                                 255
   1,000       Sherwin-Williams Co.                                                                    59
                                                                                          ---------------
                                                                                                      652
                                                                                          ---------------
               HOMEBUILDING (0.1%)

   1,040       Centex Corp.                                                                            17
   2,410       D.R. Horton, Inc.                                                                       30
     650       KB Home                                                                                 13
   1,840       Pulte Homes, Inc.                                                                       27
                                                                                          ---------------
                                                                                                       87
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)

   1,110       Bed Bath & Beyond, Inc. *                                                               34
                                                                                          ---------------

               HOTELS, RESORTS, & CRUISE LINES (0.2%)

   3,660       Carnival Corp.                                                                         136
     320       Interval Leisure Group, Inc. *                                                           4
   2,140       Marriott International, Inc. "A"                                                        60
   1,320       Starwood Hotels and Resorts Worldwide, Inc.                                             48
   1,480       Wyndham Worldwide Corp.                                                                 28
                                                                                          ---------------
                                                                                                      276
                                                                                          ---------------

               HOUSEHOLD APPLIANCES (0.1%)

     505       Snap-On, Inc.                                                                           29
     680       Stanley Works                                                                           32
     530       Whirlpool Corp.                                                                         43
                                                                                          ---------------
                                                                                                      104
                                                                                          ---------------

               HOUSEWARES & SPECIALTIES (0.1%)

   1,100       Fortune Brands, Inc.                                                                    64
   2,310       Newell Rubbermaid, Inc.                                                                 42
                                                                                          ---------------
                                                                                                      106
                                                                                          ---------------

               INTERNET RETAIL (0.1%)

   2,370       Amazon.com, Inc. *                                                                     192
   1,490       Expedia, Inc. *                                                                         26
     320       Ticketmaster *                                                                           7
                                                                                          ---------------
                                                                                                      225
                                                                                          ---------------

6

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               LEISURE PRODUCTS (0.1%)

   1,450       Hasbro, Inc.                                                                 $          54
   3,390       Mattel, Inc.                                                                            66
                                                                                          ---------------
                                                                                                      120
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.0%)

   2,110       Harley-Davidson, Inc.                                                                   84
                                                                                          ---------------

               MOVIES & ENTERTAINMENT (0.7%)

  16,340       News Corp. "A"                                                                         231
  25,390       Time Warner, Inc.                                                                      416
   4,490       Viacom, Inc. "B" *                                                                     132
  15,225       Walt Disney Co.                                                                        493
                                                                                          ---------------
                                                                                                    1,272
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)

   2,420       Eastman Kodak Co.                                                                       39
                                                                                          ---------------

               PUBLISHING (0.1%)

     260       E.W. Scripps Co. "A"                                                                     2
   1,920       Gannett Co., Inc.                                                                       34
   2,790       McGraw-Hill Companies, Inc.                                                            119
                                                                                          ---------------
                                                                                                      155
                                                                                          ---------------
               RESTAURANTS (0.5%)

   1,240       Darden Restaurants, Inc.                                                                36
   8,500       McDonald's Corp.                                                                       527
   5,160       Starbucks Corp. *                                                                       80
     776       Tim Hortons, Inc.                                                                       24
     760       Wendy's International, Inc.                                                             19
   2,600       Yum! Brands, Inc.                                                                       93
                                                                                          ---------------
                                                                                                      779
                                                                                          ---------------

               SPECIALIZED CONSUMER SERVICES (0.0%)

   2,830       H&R Block, Inc.                                                                         72
                                                                                          ---------------

               SPECIALTY STORES (0.1%)

   2,290       Office Depot, Inc. *                                                                    16
   4,620       Staples, Inc.                                                                          112
   1,170       Tiffany & Co.                                                                           52
                                                                                          ---------------
                                                                                                      180
                                                                                          ---------------

               TIRES & RUBBER (0.0%)

   1,610       Goodyear Tire & Rubber Co. *                                                            32
                                                                                          ---------------
               Total Consumer Discretionary                                                         6,842
                                                                                          ---------------

               CONSUMER STAPLES (5.2%)
               -----------------------

               AGRICULTURAL PRODUCTS (0.1%)

   4,580       Archer-Daniels-Midland Co.                                                             117
                                                                                          ---------------
               BREWERS (0.2%)

   5,580       Anheuser-Busch Companies, Inc.                                                         379
     920       Molson Coors Brewing Co. "B"                                                            44
                                                                                          ---------------
                                                                                                      423
                                                                                          ---------------

                                                                               7

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               DISTILLERS & VINTNERS (0.0%)

     680       Brown-Forman Corp. "B"                                                       $          49
                                                                                          ---------------
               DRUG RETAIL (0.3%)

  10,162       CVS Caremark Corp.                                                                     372
   6,140       Walgreen Co.                                                                           224
                                                                                          ---------------
                                                                                                      596
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)

   3,180       Sysco Corp.                                                                            101
                                                                                          ---------------
               FOOD RETAIL (0.2%)

   4,700       Kroger Co.                                                                             130
   3,790       Safeway, Inc.                                                                          100
   1,780       SUPERVALU, Inc.                                                                         41
   1,170       Whole Foods Market, Inc.                                                                21
                                                                                          ---------------
                                                                                                      292
                                                                                          ---------------

               HOUSEHOLD PRODUCTS (1.2%)

   1,300       Clorox Co.                                                                              77
   3,610       Colgate-Palmolive Co.                                                                  274
   2,450       Kimberly-Clark Corp.                                                                   151
  21,180       Procter & Gamble Co.                                                                 1,478
                                                                                          ---------------
                                                                                                    1,980
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.6%)

   2,680       Costco Wholesale Corp.                                                                 180
  15,730       Wal-Mart Stores, Inc.                                                                  929
                                                                                          ---------------
                                                                                                    1,109
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.7%)

   1,310       Campbell Soup Co.                                                                       48
   3,540       ConAgra Foods, Inc.                                                                     75
   1,340       Dean Foods Co. *                                                                        34
   2,860       General Mills, Inc.                                                                    189
   2,795       H.J. Heinz Co.                                                                         141
     910       Hershey Co.                                                                             33
   1,070       Kellogg Co.                                                                             58
   8,850       Kraft Foods, Inc. "A"                                                                  279
   1,120       McCormick & Co., Inc.                                                                   45
   5,910       Sara Lee Corp.                                                                          80
   2,380       Tyson Foods, Inc. "A"                                                                   35
   1,880       William Wrigley Jr. Co.                                                                149
                                                                                          ---------------
                                                                                                    1,166
                                                                                          ---------------

               PERSONAL PRODUCTS (0.1%)

   3,790       Avon Products, Inc.                                                                    162
   1,100       Estee Lauder Companies, Inc. "A"                                                        55
                                                                                          ---------------
                                                                                                      217
                                                                                          ---------------
               Soft Drinks (0.9%)

  14,930       Coca-Cola Co.                                                                          777
  10,670       PepsiCo, Inc.                                                                          731
                                                                                          ---------------
                                                                                                    1,508
                                                                                          ---------------

8

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               TOBACCO (0.8%)

  14,860       Altria Group, Inc.                                                           $         312
   1,465       Lorillard, Inc.                                                                        106
  14,100       Philip Morris International, Inc.                                                      757
   1,400       Reynolds American, Inc.                                                                 74
   1,690       UST, Inc.                                                                               91
                                                                                          ---------------
                                                                                                    1,340
                                                                                          ---------------
               Total Consumer Staples                                                               8,898
                                                                                          ---------------

               ENERGY (6.5%)
               -------------

               COAL & CONSUMABLE FUELS (0.2%)

   1,070       CONSOL Energy, Inc.                                                                     73
     310       Massey Energy Corp.                                                                     20
     456       Patriot Coal Corp. *                                                                    27
   1,930       Peabody Energy Corp.                                                                   122
                                                                                          ---------------
                                                                                                      242
                                                                                          ---------------

               INTEGRATED OIL & GAS (3.7%)

  14,560       Chevron Corp.                                                                        1,257
  10,970       ConocoPhillips                                                                         905
  38,240       Exxon Mobil Corp.                                                                    3,060
   2,240       Hess Corp.                                                                             235
   5,400       Marathon Oil Corp.                                                                     243
   1,360       Murphy Oil Corp.                                                                       107
   5,600       Occidental Petroleum Corp.                                                             444
                                                                                          ---------------
                                                                                                    6,251
                                                                                          ---------------

               OIL & GAS DRILLING (0.3%)

   1,300       ENSCO International, Inc.                                                               88
   2,470       Nabors Industries Ltd. *                                                                88
   2,060       Noble Corp.                                                                            104
     950       Rowan Companies, Inc.                                                                   35
   1,953       Transocean, Inc. *                                                                     248
                                                                                          ---------------
                                                                                                      563
                                                                                          ---------------

               OIL & GAS EQUIPMENT & SERVICES (1.1%)

   2,677       Baker Hughes, Inc.                                                                     214
   2,560       BJ Services Co.                                                                         69
   6,620       Halliburton Co.                                                                        291
   2,520       National-Oilwell Varco, Inc. *                                                         186
   9,160       Schlumberger Ltd.                                                                      863
     720       Smith International, Inc.                                                               50
   5,820       Weatherford International Ltd. *                                                       224
                                                                                          ---------------
                                                                                                    1,897
                                                                                          ---------------

               OIL & GAS EXPLORATION & PRODUCTION (0.9%)

   4,090       Anadarko Petroleum Corp.                                                               253
   1,910       Apache Corp.                                                                           218
   3,350       Chesapeake Energy Corp.                                                                162
   3,310       Devon Energy Corp.                                                                     338
   2,140       EOG Resources, Inc.                                                                    223
     790       Noble Energy, Inc.                                                                      57
     520       Range Resources Corp.                                                                   24

6

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
   1,850       Southwestern Energy Co. *                                                    $          71
   3,962       XTO Energy, Inc.                                                                       200
                                                                                          ---------------
                                                                                                    1,546
                                                                                          ---------------

               OIL & GAS REFINING & MARKETING (0.1%)

     970       Sunoco, Inc.                                                                            43
   1,150       Tesoro Corp.                                                                            21
   3,750       Valero Energy Corp.                                                                    131
                                                                                          ---------------
                                                                                                      195
                                                                                          ---------------

               OIL & GAS STORAGE & TRANSPORTATION (0.2%)

   5,625       El Paso Corp.                                                                           94
   2,990       Spectra Energy Corp.                                                                    79
   3,390       Williams Companies, Inc.                                                               105
                                                                                          ---------------
                                                                                                      278
                                                                                          ---------------
               Total Energy                                                                        10,972
                                                                                          ---------------

               FINANCIALS (7.1%)
               -----------------

               ASSET MANAGEMENT & CUSTODY BANKS (0.6%)

   1,710       American Capital Strategies Ltd.                                                        37
   1,365       Ameriprise Financial, Inc.                                                              61
   8,955       Bank of New York Mellon Corp.                                                          310
     780       Federated Investors, Inc. "B"                                                           26
     800       Franklin Resources, Inc.                                                                84
   2,740       Invesco Ltd. ADR                                                                        70
   1,760       Janus Capital Group, Inc.                                                               48
   1,180       Legg Mason, Inc.                                                                        53
   1,420       Northern Trust Corp. (f)                                                               114
   3,020       State Street Corp.                                                                     204
   1,380       T. Rowe Price Group, Inc.                                                               82
                                                                                          ---------------
                                                                                                    1,089
                                                                                          ---------------
               CONSUMER FINANCE (0.3%)

   8,220       American Express Co.                                                                   326
   2,670       Capital One Financial Corp.                                                            118
   4,160       Discover Financial Services                                                             68
   1,750       SLM Corp. *                                                                             29
                                                                                          ---------------
                                                                                                      541
                                                                                          ---------------

               DIVERSIFIED BANKS (0.8%)

  12,370       U.S. Bancorp                                                                           394
  16,445       Wachovia Corp.                                                                         262
  22,500       Wells Fargo & Co.                                                                      681
                                                                                          ---------------
                                                                                                    1,337
                                                                                          ---------------

               DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)

     310       CB Richard Ellis Group, Inc. "A" *                                                       4
   1,180       Cintas Corp.                                                                            36
                                                                                          ---------------
                                                                                                       40
                                                                                          ---------------
               INSURANCE BROKERS (0.2%)

   2,650       Aon Corp.                                                                              126

10

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
   4,500       Marsh & McLennan Companies, Inc.                                             $         144
                                                                                          ---------------
                                                                                                      270
                                                                                          ---------------

               INVESTMENT BANKING & BROKERAGE (0.8%)

   7,570       Charles Schwab Corp.                                                                   182
   4,000       E*TRADE Financial Corp. *                                                               13
   2,940       Goldman Sachs Group, Inc.                                                              482
   3,480       Lehman Brothers Holdings, Inc.                                                          56
  11,560       Merrill Lynch & Co., Inc.                                                              328
   7,850       Morgan Stanley                                                                         320
                                                                                          ---------------
                                                                                                    1,381
                                                                                          ---------------

               LIFE & HEALTH INSURANCE (0.6%)

   2,480       AFLAC, Inc.                                                                            141
   2,169       Lincoln National Corp.                                                                 110
   4,560       MetLife, Inc.                                                                          247
   1,840       Principal Financial Group, Inc.                                                         84
   3,575       Prudential Financial, Inc.                                                             264
     845       Torchmark Corp.                                                                         50
   2,950       Unum Group                                                                              75
                                                                                          ---------------
                                                                                                      971
                                                                                          ---------------

               MULTI-LINE INSURANCE (0.4%)

  12,140       American International Group, Inc.                                                     261
     850       Assurant, Inc.                                                                          50
   3,630       Genworth Financial, Inc. "A"                                                            58
   2,630       Hartford Financial Services Group, Inc.                                                166
   1,776       Loews Corp.                                                                             77
                                                                                          ---------------
                                                                                                      612
                                                                                          ---------------

               MULTI-SECTOR HOLDINGS (0.0%)

     720       Leucadia National Corp.                                                                 33
                                                                                          ---------------

               OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)

  31,470       Bank of America Corp.                                                                  980
  40,210       Citigroup, Inc.                                                                        764
  24,539       JPMorgan Chase & Co.                                                                   944
                                                                                          ---------------
                                                                                                    2,688
                                                                                          ---------------

               PROPERTY & CASUALTY INSURANCE (0.4%)

   3,920       Allstate Corp.                                                                         177
   1,710       Chubb Corp.                                                                             82
   1,370       Cincinnati Financial Corp.                                                              41
   1,780       MBIA, Inc.                                                                              29
   3,340       Progressive Corp.                                                                       62
     790       Safeco Corp.                                                                            53
   5,040       Travelers Companies, Inc.                                                              222
   2,550       XL Capital Ltd. "A"                                                                     51
                                                                                          ---------------
                                                                                                      717
                                                                                          ---------------

               REGIONAL BANKS (0.4%)

   4,580       BB&T Corp.                                                                             137
   4,820       Fifth Third Bancorp                                                                     76
   1,570       First Horizon National Corp.                                                            18
   3,070       Huntington Bancshares, Inc.                                                             22

                                                                             11

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
   4,070       KeyCorp                                                                      $          49
     640       M&T Bank Corp.                                                                          46
   2,180       Marshall & Ilsley Corp.                                                                 34
   6,570       National City Corp.                                                                     33
   2,080       PNC Financial Services Group, Inc.                                                     150
   5,810       Regions Financial Corp.                                                                 54
   2,940       SunTrust Banks, Inc.                                                                   123
     900       Zions Bancorp                                                                           24
                                                                                          ---------------
                                                                                                      766
                                                                                          ---------------

               REITS - DIVERSIFIED (0.1%)

   1,180       Vornado Realty Trust                                                                   117
                                                                                          ---------------

               REITS - INDUSTRIAL (0.1%)

   2,055       ProLogis                                                                                89
                                                                                          ---------------

               REITS - OFFICE (0.0%)

     170       Boston Properties, Inc.                                                                 17
                                                                                          ---------------

               REITS - RESIDENTIAL (0.1%)

     760       Apartment Investment & Management Co. "A"                                               27
     690       AvalonBay Communities, Inc.                                                             69
   2,255       Equity Residential Properties Trust                                                     95
                                                                                          ---------------
                                                                                                      191
                                                                                          ---------------

               REITs - RETAIL (0.2%)

   2,210       Kimco Realty Corp.                                                                      82
   1,920       Simon Property Group, Inc.                                                             182
                                                                                          ---------------
                                                                                                      264
                                                                                          ---------------

               REITS - SPECIALIZED (0.2%)

   1,960       HCP, Inc.                                                                               71
   4,380       Host Hotels & Resorts, Inc.                                                             63
     620       Plum Creek Timber Co., Inc.                                                             31
   1,055       Public Storage                                                                          93
                                                                                          ---------------
                                                                                                      258
                                                                                          ---------------

               SPECIALIZED FINANCE (0.2%)

   2,440       CIT Group, Inc.                                                                         25
     480       CME Group, Inc.                                                                        161
     500       IntercontinentalExchange, Inc. *                                                        44
   1,770       Moody's Corp.                                                                           72
   1,030       NYSE Euronext                                                                           42
                                                                                          ---------------
                                                                                                      344
                                                                                          ---------------

               THRIFTS & MORTGAGE FINANCE (0.1%)

   8,930       Fannie Mae                                                                              61
   5,430       Freddie Mac                                                                             24
   4,210       Hudson City Bancorp, Inc.                                                               78
     330       MGIC Investment Corp.                                                                    3
   4,000       Sovereign Bancorp, Inc.                                                                 39
      53       Tree.Com, Inc. *                                                                        --
   6,100       Washington Mutual, Inc.                                                                 25
                                                                                          ---------------
                                                                                                      230
                                                                                          ---------------
               Total Financials                                                                    11,955
                                                                                          ---------------

12

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               HEALTH CARE (6.0%)
               ------------------

               BIOTECHNOLOGY (0.8%)

   7,010       Amgen, Inc. *                                                                $         441
   2,080       Biogen Idec, Inc. *                                                                    106
   2,800       Celgene Corp. *                                                                        194
   2,260       Genzyme Corp. *                                                                        177
   6,740       Gilead Sciences, Inc. *                                                                355
                                                                                          ---------------
                                                                                                    1,273
                                                                                          ---------------

               HEALTH CARE DISTRIBUTORS (0.2%)

   1,400       AmerisourceBergen Corp.                                                                 57
   2,030       Cardinal Health, Inc.                                                                  112
   1,690       McKesson Corp.                                                                          98
                                                                                          ---------------
                                                                                                      267
                                                                                          ---------------

               HEALTH CARE EQUIPMENT (1.0%)

   4,460       Baxter International, Inc.                                                             302
   2,060       Becton, Dickinson and Co.                                                              180
  11,670       Boston Scientific Corp. *                                                              147
     600       C.R. Bard, Inc.                                                                         56
   3,400       Covidien Ltd.                                                                          184
   1,340       Hospira, Inc. *                                                                         54
     130       Intuitive Surgical, Inc. *                                                              38
   7,320       Medtronic, Inc.                                                                        400
   1,760       St. Jude Medical, Inc. *                                                                81
   2,570       Stryker Corp.                                                                          173
   1,110       Varian Medical Systems, Inc. *                                                          70
   1,250       Zimmer Holdings, Inc. *                                                                 90
                                                                                          ---------------
                                                                                                    1,775
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.0%)

   4,170       Tenet Healthcare Corp. *                                                                25
                                                                                          ---------------

               HEALTH CARE SERVICES (0.3%)

   2,360       Express Scripts, Inc. *                                                                173
   1,085       Laboratory Corp. of America Holdings *                                                  79
   4,480       Medco Health Solutions, Inc. *                                                         210
                                                                                          ---------------
                                                                                                      462
                                                                                          ---------------

               HEALTH CARE TECHNOLOGY (0.0%)

   1,680       IMS Health, Inc.                                                                        37
                                                                                          ---------------

               LIFE SCIENCES TOOLS & SERVICES (0.2%)

   1,580       Applied Biosystems, Inc.                                                                58
     470       Millipore Corp. *                                                                       35
   1,130       PerkinElmer, Inc.                                                                       32
   3,620       Thermo Fisher Scientific, Inc. *                                                       219
     900       Waters Corp. *                                                                          62
                                                                                          ---------------
                                                                                                      406
                                                                                          ---------------
               MANAGED HEALTH CARE (0.5%)

   3,450       Aetna, Inc.                                                                            149
   3,150       CIGNA Corp.                                                                            132
   1,080       Coventry Health Care, Inc. *                                                            38

                                                                             13

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
     850       Humana, Inc. *                                                               $          40
   8,710       UnitedHealth Group, Inc.                                                               265
   3,380       WellPoint, Inc. *                                                                      178
                                                                                          ---------------
                                                                                                      802
                                                                                          ---------------

               PHARMACEUTICALS (3.0%)

  11,110       Abbott Laboratories                                                                    638
   1,730       Allergan, Inc.                                                                          97
     500       Barr Pharmaceuticals, Inc. *                                                            34
  13,700       Bristol-Myers Squibb Co.                                                               292
   7,030       Eli Lilly and Co.                                                                      328
   1,670       Forest Laboratories, Inc. *                                                             60
  19,510       Johnson & Johnson                                                                    1,374
   2,130       King Pharmaceuticals, Inc. *                                                            24
  16,080       Merck & Co., Inc.                                                                      574
   2,670       Mylan Laboratories, Inc. *                                                              34
  49,580       Pfizer, Inc.                                                                           947
  11,490       Schering-Plough Corp.                                                                  223
     930       Watson Pharmaceuticals, Inc. *                                                          28
   9,470       Wyeth                                                                                  410
                                                                                          ---------------
                                                                                                    5,063
                                                                                          ---------------
               Total Health Care                                                                   10,110
                                                                                          ---------------

               INDUSTRIALS (5.4%)
               ------------------

               AEROSPACE & DEFENSE (1.4%)

   4,940       Boeing Co.                                                                             324
   2,960       General Dynamics Corp.                                                                 273
   1,090       Goodrich Corp.                                                                          56
   5,200       Honeywell International, Inc.                                                          261
   1,070       L-3 Communications Holdings, Inc.                                                      111
   3,060       Lockheed Martin Corp.                                                                  356
   2,430       Northrop Grumman Corp.                                                                 167
     740       Precision Castparts Corp.                                                               76
   3,845       Raytheon Co.                                                                           231
   6,900       United Technologies Corp.                                                              453
                                                                                          ---------------
                                                                                                    2,308
                                                                                          ---------------

               AIR FREIGHT & LOGISTICS (0.4%)

   1,500       C.H. Robinson Worldwide, Inc.                                                           78
   1,520       Expeditors International of Washington, Inc.                                            55
   1,870       FedEx Corp.                                                                            155
   6,590       United Parcel Service, Inc. "B"                                                        422
                                                                                          ---------------
                                                                                                      710
                                                                                          ---------------

               AIRLINES (0.1%)

   6,380       Southwest Airlines Co.                                                                  97
                                                                                          ---------------

               BUILDING PRODUCTS (0.0%)

   3,020       Masco Corp.                                                                             58
                                                                                          ---------------

               COMMERCIAL PRINTING (0.0%)

   1,790       R.R. Donnelley & Sons Co.                                                               50
                                                                                          ---------------

14

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               CONSTRUCTION & ENGINEERING (0.1%)

   1,350       Fluor Corp.                                                                  $         108
     510       Jacobs Engineering Group, Inc. *                                                        38
                                                                                          ---------------
                                                                                                      146
                                                                                          ---------------

               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)

   4,175       Caterpillar, Inc.                                                                      295
   1,780       Cummins, Inc.                                                                          116
   3,420       Deere & Co.                                                                            242
     540       Navistar International Corp. *                                                          30
   2,992       PACCAR, Inc.                                                                           129
     420       Terex Corp. *                                                                           21
                                                                                          ---------------
                                                                                                      833
                                                                                          ---------------

               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)

   1,570       Cooper Industries Ltd. "A"                                                              75
   5,560       Emerson Electric Co.                                                                   260
   1,040       Rockwell Automation, Inc.                                                               49
                                                                                          ---------------
                                                                                                      384
                                                                                          ---------------

               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)

   2,970       Allied Waste Industries, Inc. *                                                         40
   4,175       Waste Management, Inc.                                                                 147
                                                                                          ---------------
                                                                                                      187
                                                                                          ---------------

               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)

   1,040       Monster Worldwide, Inc. *                                                               20
   1,370       Robert Half International, Inc.                                                         35
                                                                                          ---------------
                                                                                                       55
                                                                                          ---------------

               INDUSTRIAL CONGLOMERATES (1.5%)

   4,400       3M Co.                                                                                 315
  70,860       General Electric Co.                                                                 1,991
   1,770       Textron, Inc.                                                                           73
   3,330       Tyco International Ltd.                                                                143
                                                                                          ---------------
                                                                                                    2,522
                                                                                          ---------------

               INDUSTRIAL MACHINERY (0.4%)

   2,045       Danaher Corp.                                                                          167
   1,760       Dover Corp.                                                                             87
   1,260       Eaton Corp.                                                                             92
   2,010       Illinois Tool Works, Inc.                                                              100
   1,705       Ingersoll-Rand Co. Ltd. "A"                                                             63
     850       ITT Corp.                                                                               54
   1,100       Pall Corp.                                                                              44
   1,560       Parker-Hannifin Corp.                                                                  100
                                                                                          ---------------
                                                                                                      707
                                                                                          ---------------

               RAILROADS (0.6%)

   1,610       Burlington Northern Santa Fe Corp.                                                     173
   3,760       CSX Corp.                                                                              243
   2,670       Norfolk Southern Corp.                                                                 196
   3,850       Union Pacific Corp.                                                                    323
                                                                                          ---------------
                                                                                                      935
                                                                                          ---------------

                                                                             15

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               RESEARCH & CONSULTING SERVICES (0.0%)

   1,130       Equifax, Inc.                                                                $          40
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)

     670       W.W. Grainger, Inc.                                                                     60
                                                                                          ---------------

               TRUCKING (0.0%)

     535       Ryder System, Inc.                                                                      35
                                                                                          ---------------
               Total Industrials                                                                    9,127
                                                                                          ---------------

               INFORMATION TECHNOLOGY (7.8%)
               -----------------------------

               APPLICATION SOFTWARE (0.3%)

   4,370       Adobe Systems, Inc. *                                                                  187
   1,700       Autodesk, Inc. *                                                                        60
   1,240       Citrix Systems, Inc. *                                                                  38
   3,210       Compuware Corp. *                                                                       37
   2,730       Intuit, Inc. *                                                                          82
   1,030       Parametric Technology Corp. *                                                           21
                                                                                          ---------------
                                                                                                      425
                                                                                          ---------------

               COMMUNICATIONS EQUIPMENT (1.3%)

   1,060       ADC Telecommunications, Inc. *                                                          11
     740       Ciena Corp. *                                                                           13
  41,815       Cisco Systems, Inc. *                                                                1,006
  12,180       Corning, Inc.                                                                          250
   4,900       Juniper Networks, Inc. *                                                               126
  15,990       Motorola, Inc.                                                                         150
   1,802       Nortel Networks Corp. *                                                                 11
  11,610       QUALCOMM, Inc.                                                                         611
   3,580       Tellabs, Inc. *                                                                         19
                                                                                          ---------------
                                                                                                    2,197
                                                                                          ---------------

               COMPUTER HARDWARE (2.0%)

   6,410       Apple, Inc. *                                                                        1,087
  12,920       Dell, Inc. *                                                                           281
  18,490       Hewlett-Packard Co.                                                                    867
   9,390       International Business Machines Corp.                                                1,143
   4,140       Sun Microsystems, Inc. *                                                                37
   1,545       Teradata Corp. *                                                                        38
                                                                                          ---------------
                                                                                                    3,453
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.2%)

  16,410       EMC Corp. *                                                                            251
     830       Lexmark International, Inc. "A" *                                                       30
   1,650       NetApp, Inc. *                                                                          42
   1,180       QLogic Corp. *                                                                          22
   1,880       SanDisk Corp. *                                                                         27
                                                                                          ---------------
                                                                                                      372
                                                                                          ---------------

               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)

     880       Affiliated Computer Services, Inc. "A" *                                                47
   2,460       Automatic Data Processing, Inc.                                                        109
   1,420       Computer Sciences Corp. *                                                               67
   1,490       Fidelity National Information Services, Inc.                                            32

16

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
   1,450       Fiserv, Inc. *                                                               $          75
     745       Lender Processing Services, Inc. *                                                      25
     460       MasterCard, Inc. "A"                                                                   112
   2,270       Paychex, Inc.                                                                           77
   5,495       Western Union Co.                                                                      152
                                                                                          ---------------
                                                                                                      696
                                                                                          ---------------

               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)

   2,560       Agilent Technologies, Inc. *                                                            89
                                                                                          ---------------

               ELECTRONIC MANUFACTURING SERVICES (0.1%)

   1,810       Jabil Circuit, Inc.                                                                     30
   1,230       Molex, Inc.                                                                             30
   2,490       Tyco Electronics Ltd.                                                                   82
                                                                                          ---------------
                                                                                                      142
                                                                                          ---------------

               HOME ENTERTAINMENT SOFTWARE (0.1%)

   2,670       Electronic Arts, Inc. *                                                                130
                                                                                          ---------------

               INTERNET SOFTWARE & SERVICES (0.7%)

     770       Akamai Technologies, Inc. *                                                             18
   7,840       eBay, Inc. *                                                                           195
   1,630       Google, Inc. "A" *                                                                     755
     800       IAC/InterActiveCorp. *                                                                  13
   1,380       VeriSign, Inc. *                                                                        44
   8,850       Yahoo!, Inc. *                                                                         172
                                                                                          ---------------
                                                                                                    1,197
                                                                                          ---------------

               IT CONSULTING & OTHER SERVICES (0.0%)

   2,060       Cognizant Technology Solutions Corp. "A" *                                              61
   3,020       Unisys Corp. *                                                                          12
                                                                                          ---------------
                                                                                                       73
                                                                                          ---------------
               OFFICE ELECTRONICS (0.0%)

   4,650       Xerox Corp.                                                                             65
                                                                                          ---------------

               SEMICONDUCTOR EQUIPMENT (0.2%)

   8,070       Applied Materials, Inc.                                                                144
   1,720       KLA-Tencor Corp.                                                                        64
   1,440       MEMC Electronic Materials, Inc. *                                                       71
   1,130       Novellus Systems, Inc. *                                                                26
   1,500       Teradyne, Inc. *                                                                        14
     463       Verigy Ltd. *                                                                            8
                                                                                          ---------------
                                                                                                      327
                                                                                          ---------------

               SEMICONDUCTORS (1.0%)

   5,090       Advanced Micro Devices, Inc. *                                                          32
   2,710       Altera Corp.                                                                            61
      40       Analog Devices, Inc.                                                                     1
   4,120       Broadcom Corp. "A" *                                                                    99
  42,450       Intel Corp.                                                                            971
     480       Linear Technology Corp.                                                                 16
   6,130       LSI Corp. *                                                                             41
   6,380       Micron Technology, Inc. *                                                               27
   2,050       National Semiconductor Corp.                                                            44
   4,425       NVIDIA Corp. *                                                                          56

                                                                              17

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
   9,400       Texas Instruments, Inc.                                                      $         230
   2,920       Xilinx, Inc.                                                                            76
                                                                                          ---------------
                                                                                                    1,654
                                                                                          ---------------

               SYSTEMS SOFTWARE (1.4%)

   1,755       BMC Software, Inc. *                                                                    57
   3,800       CA, Inc.                                                                                91
  55,645       Microsoft Corp.                                                                      1,518
  28,117       Oracle Corp. *                                                                         617
   5,960       Symantec Corp. *                                                                       133
                                                                                          ---------------
                                                                                                    2,416
                                                                                          ---------------
               Total Information Technology                                                        13,236
                                                                                          ---------------

               MATERIALS (1.7%)
               ----------------
               ALUMINUM (0.1%)

   6,180       Alcoa, Inc.                                                                            199
                                                                                          ---------------

               CONSTRUCTION MATERIALS (0.0%)

     810       Vulcan Materials Co.                                                                    61
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.4%)

   6,610       Dow Chemical Co.                                                                       226
   5,700       E.I. du Pont de Nemours & Co.                                                          253
     700       Eastman Chemical Co.                                                                    42
   1,110       Hercules, Inc.                                                                          24
   1,400       PPG Industries, Inc.                                                                    88
                                                                                          ---------------
                                                                                                      633
                                                                                          ---------------

               DIVERSIFIED METALS & MINING (0.1%)

   2,391       Freeport-McMoRan Copper & Gold, Inc.                                                   214
                                                                                          ---------------

               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)

   3,510       Monsanto Co.                                                                           401
                                                                                          ---------------
               FOREST PRODUCTS (0.0%)

     885       Weyerhaeuser Co.                                                                        49
                                                                                          ---------------

               GOLD (0.1%)

   3,220       Newmont Mining Corp.                                                                   145
                                                                                          ---------------

               INDUSTRIAL GASES (0.3%)

   1,865       Air Products & Chemicals, Inc.                                                         171
   2,760       Praxair, Inc.                                                                          248
                                                                                          ---------------
                                                                                                      419
                                                                                          ---------------

               METAL & GLASS CONTAINERS (0.1%)

     900       Ball Corp.                                                                              41
   1,360       Pactiv Corp. *                                                                          37
                                                                                          ---------------
                                                                                                       78
                                                                                          ---------------

               PAPER PACKAGING (0.0%)

     880       Bemis Co., Inc.                                                                         24
   1,400       Sealed Air Corp.                                                                        34
                                                                                          ---------------
                                                                                                       58
                                                                                          ---------------

18

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               PAPER PRODUCTS (0.1%)

   3,710       International Paper Co.                                                      $         100
   1,590       MeadWestVaco Corp.                                                                      42
                                                                                          ---------------
                                                                                                      142
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)

   1,530       Ecolab, Inc.                                                                            70
     890       International Flavors & Fragrances, Inc.                                                36
     630       Rohm & Haas Co.                                                                         47
   1,140       Sigma-Aldrich Corp.                                                                     65
                                                                                          ---------------
                                                                                                      218
                                                                                          ---------------
               STEEL (0.2%)

     540       AK Steel Holding Corp.                                                                  28
     750       Allegheny Technologies, Inc.                                                            37
   2,250       Nucor Corp.                                                                            118
   1,000       United States Steel Corp.                                                              133
                                                                                          ---------------
                                                                                                      316
                                                                                          ---------------
               Total Materials                                                                      2,933
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.3%)

  43,580       AT&T, Inc.                                                                           1,394
     540       CenturyTel, Inc.                                                                        21
     450       Embarq Corp.                                                                            21
     472       Fairpoint Communications, Inc.                                                           4
   2,450       Frontier Communications Corp.                                                           31
  10,800       Qwest Communications International, Inc.                                                41
  20,995       Verizon Communications, Inc.                                                           737
   4,156       Windstream Corp.                                                                        52
                                                                                          ---------------
                                                                                                    2,301
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)

   1,920       American Tower Corp. "A" *                                                              79
  22,540       Sprint Nextel Corp.                                                                    197
                                                                                          ---------------
                                                                                                      276
                                                                                          ---------------
               Total Telecommunication Services                                                     2,577
                                                                                          ---------------

               UTILITIES (1.7%)
               ----------------

               ELECTRIC UTILITIES (1.1%)

     900       Allegheny Energy, Inc.                                                                  41
   3,420       American Electric Power Co., Inc.                                                      133
   9,724       Duke Energy Corp.                                                                      170
   1,340       Edison International                                                                    61
   1,200       Entergy Corp.                                                                          124
   4,965       Exelon Corp.                                                                           377
   2,895       FirstEnergy Corp.                                                                      210
   3,490       FPL Group, Inc.                                                                        210
     500       Pepco Holdings, Inc.                                                                    13
   3,040       PPL Corp.                                                                              133
   2,170       Progress Energy, Inc.                                                                   95

                                                                             19

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                   MARKET
NUMBER OF                                                                                           VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
   6,540       Southern Co.                                                                 $         245
                                                                                          ---------------
                                                                                                    1,812
                                                                                          ---------------
               GAS UTILITIES (0.1%)

     390       Nicor, Inc.                                                                             18
   1,480       Questar Corp.                                                                           77
                                                                                          ---------------
                                                                                                       95
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)

   4,770       AES Corp. *                                                                             73
   1,560       Constellation Energy Group, Inc.                                                       104
                                                                                          ---------------
                                                                                                      177
                                                                                          ---------------

               MULTI-UTILITIES (0.4%)

   2,760       CenterPoint Energy, Inc.                                                                44
   1,960       CMS Energy Corp.                                                                        27
   2,400       Consolidated Edison, Inc.                                                               98
   4,530       Dominion Resources, Inc.                                                               197
      30       DTE Energy Co.                                                                           1
     631       Integrys Energy Group, Inc.                                                             33
   3,130       PG&E Corp.                                                                             129
   2,610       Public Service Enterprise Group, Inc.                                                  107
   1,400       Sempra Energy                                                                           81
   3,770       Xcel Energy, Inc.                                                                       77
                                                                                          ---------------
                                                                                                      794
                                                                                          ---------------
               Total Utilities                                                                      2,878
                                                                                          ---------------
               Total Blue Chip Stocks (cost: $65,544)                                              79,528
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $158,893)                                       $         170,541
                                                                                          ===============

20

  N O T E S
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the

  N O T E S
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

  N O T E S
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's assets carried at fair value:

                                                             Investments in
Valuation Inputs                                                 Securities
---------------------------------------------------------------------------
Level 1 - Quoted Prices                                         $79,721,000
Level 2 - Other Significant Observable Inputs                    90,820,000
Level 3 - Significant Unobservable Inputs                                 -
---------------------------------------------------------------------------
Total                                                          $170,541,000
---------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of August 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2008, were $17,380,000 and $5,732,000, respectively, resulting in net unrealized appreciation of $11,648,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $169,514,000 at August 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  N O T E S
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
ISD      Independent School District
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity
REIT     Real estate investment trust
USD      Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At August 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

24

  N O T E S
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


(d) At August 31, 2008, the aggregate market value of securities purchased on a when-issued basis was $2,247,000.
(e) Rate represents the money market fund annualized seven-day yield at August 31, 2008.
(f)  Northern Trust Corp. is the parent of Northern Trust Investments, N.A.
     (NTI), which is the subadviser of the Fund.
*    Non-income-producing security.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    10/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/28/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.